10-Q Commitment and Contingencies - Schedule of Lease Payments (Details) - USD ($)	Jun. 30, 2023	May 24, 2023	Dec. 31, 2022	Sep. 23, 2022	Jan. 19, 2022	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
Balance of 2023	$ 493,741
2024	1,246,533		$ 769,250
2025	1,285,664		896,790
2026	771,571		923,680
2027	420,362		492,191
Total minimum payments	4,217,871	$ 1,100,000	3,502,273	$ 800,000	$ 1,400,000	$ 1,700,000
Less: amounts representing interest	1,167,081		1,096,408
Lease liability	$ 3,050,790		$ 2,405,865